Note 10 - Retirement Plans - Pension and Post Retirement Plan Adjustments (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Balance	$ 411,063
Other comprehensive gain	6,782
Balance	417,485
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(25,067)
Balance	$ (18,285)